Financial instruments - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - Interest rate risk [member] R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (943,363)	R$ (943,363)
Possible 25% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(91,012)	(91,012)
Possible 25% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (136,036)	R$ (136,036)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (1,868,091)	R$ (1,868,091)
Remote 50% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(178,459)	(178,459)
Remote 50% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(261,559)	(261,559)
Probable (base value) | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(4,328,970)	(4,328,970)
Probable (base value) | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,843,087)	(1,843,087)
Probable (base value) | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (1,843,087)	R$ (1,843,087)